TAXES (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the Six Months Ended June 30,
	2024	2023
Loss before income taxes from operations in the PRC	$(103,149)	$(76,899)
Statutory income tax rate	25%	25%
Income tax expense at statutory rate	(25,787)	(19,225)
Tax effect of non-deductible items	-	-
Valuation allowance of deferred tax assets	25,787	19,225
Income tax expense	$-	$-